Loans and Allowance for Loan Losses, Troubed Debt Resturcturing (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	26	35
Pre-Modification Outstanding Recorded Investment	$ 18,008,000	$ 14,598,000
Post- Modification Recorded Investment	17,846,000	14,023,000
Recorded investment	21,610,000	16,030,000
Interest Only [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	3	8
Pre-Modification Outstanding Recorded Investment	949,000	4,055,000
Post- Modification Recorded Investment	949,000	3,525,000
Interest Only [Member] | Residential 1-4 Family [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	729,000
Post- Modification Recorded Investment	729,000
Interest Only [Member] | Farmland [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	1	1
Pre-Modification Outstanding Recorded Investment	137,000	152,000
Post- Modification Recorded Investment	137,000	152,000
Interest Only [Member] | Commercial Real Estate - Owner Occupied [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts		4
Pre-Modification Outstanding Recorded Investment		1,418,000
Post- Modification Recorded Investment		1,418,000
Interest Only [Member] | Construction and Land Development [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		1,364,000
Post- Modification Recorded Investment		834,000
Interest Only [Member] | Second Mortgages [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	83,000
Post- Modification Recorded Investment	83,000
Interest Only [Member] | Business Commercial [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		992,000
Post- Modification Recorded Investment		992,000
Interest Only [Member] | Agricultural [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		129,000
Post- Modification Recorded Investment		129,000
Below Market Rate [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	19	18
Pre-Modification Outstanding Recorded Investment	15,759,000	7,186,000
Post- Modification Recorded Investment	15,608,000	7,169,000
Below Market Rate [Member] | Residential 1-4 Family [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	12	14
Pre-Modification Outstanding Recorded Investment	1,732,000	1,412,000
Post- Modification Recorded Investment	1,724,000	1,410,000
Below Market Rate [Member] | Commercial Real Estate - Owner Occupied [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	2	1
Pre-Modification Outstanding Recorded Investment	4,557,000	574,000
Post- Modification Recorded Investment	4,501,000	574,000
Below Market Rate [Member] | Commercial Real Estate - Non-Owner Occupied [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	5	2
Pre-Modification Outstanding Recorded Investment	9,470,000	4,764,000
Post- Modification Recorded Investment	9,383,000	4,753,000
Below Market Rate [Member] | Business Commercial [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		436,000
Post- Modification Recorded Investment		432,000
Loan Term Extension [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	4	9
Pre-Modification Outstanding Recorded Investment	1,300,000	3,357,000
Post- Modification Recorded Investment	1,289,000	3,329,000
Loan Term Extension [Member] | Residential 1-4 Family [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts		4
Pre-Modification Outstanding Recorded Investment		1,860,000
Post- Modification Recorded Investment		1,851,000
Loan Term Extension [Member] | Multifamily [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	411,000
Post- Modification Recorded Investment	407,000
Loan Term Extension [Member] | Commercial Real Estate - Owner Occupied [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	732,000
Post- Modification Recorded Investment	725,000
Loan Term Extension [Member] | Construction and Land Development [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		317,000
Post- Modification Recorded Investment		317,000
Loan Term Extension [Member] | Second Mortgages [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts		2
Pre-Modification Outstanding Recorded Investment		510,000
Post- Modification Recorded Investment		510,000
Loan Term Extension [Member] | Personal - Consumer [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	28,000
Post- Modification Recorded Investment	28,000
Loan Term Extension [Member] | Agricultural [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	1	2
Pre-Modification Outstanding Recorded Investment	129,000	670,000
Post- Modification Recorded Investment	129,000	651,000
Subsequently Defaulted [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	2
Pre-Modification Outstanding Recorded Investment	813,000	2,175,000
Post- Modification Recorded Investment	813,000
Subsequent Default, Number of Contracts		3
Subsequent Default, Post-Modification Recorded Investment		1,643,000
Subsequently Defaulted [Member] | Residential 1-4 Family [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	729,000	385,000
Post- Modification Recorded Investment	729,000
Subsequent Default, Number of Contracts		1
Subsequent Default, Post-Modification Recorded Investment		383,000
Subsequently Defaulted [Member] | Construction and Land Development [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment		1,364,000
Subsequent Default, Number of Contracts		1
Subsequent Default, Post-Modification Recorded Investment		834,000
Subsequently Defaulted [Member] | Second Mortgages [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	84,000	426,000
Post- Modification Recorded Investment	84,000
Subsequent Default, Number of Contracts		1
Subsequent Default, Post-Modification Recorded Investment		$ 426,000